Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015	Dec. 31, 2014	Nov. 30, 2014	Oct. 31, 2014
C000014875
Account Value [Line Items]
Line Graph and Table Measure Name	Class A
Account Value	$ 10,708	$ 10,766	$ 10,572	$ 10,358	$ 10,173	$ 10,123	$ 9,969	$ 10,081	$ 9,809	$ 9,657	$ 9,712	$ 9,290	$ 8,854	$ 8,840	$ 8,954	$ 9,155	$ 8,968	$ 8,668	$ 8,629	$ 8,721	$ 8,841	$ 9,075	$ 8,763	$ 8,628	$ 7,770	$ 7,821	$ 8,348	$ 8,147	$ 8,197	$ 8,949	$ 9,135	$ 9,482	$ 9,680	$ 10,682	$ 10,890	$ 10,807	$ 11,133	$ 11,266	$ 11,453	$ 11,310	$ 11,334	$ 11,312	$ 11,134	$ 10,851	$ 11,045	$ 11,069	$ 11,069	$ 10,820	$ 10,311	$ 10,334	$ 10,581	$ 10,387	$ 10,215	$ 9,722	$ 8,997	$ 8,691	$ 10,539	$ 10,729	$ 10,595	$ 10,312	$ 10,312	$ 10,213	$ 10,147	$ 10,356	$ 10,202	$ 9,859	$ 9,914	$ 9,859	$ 9,870	$ 9,730	$ 9,268	$ 9,161	$ 9,278	$ 9,448	$ 9,133	$ 9,481	$ 9,280	$ 9,422	$ 9,599	$ 9,735	$ 9,740	$ 9,946	$ 9,915	$ 9,891	$ 9,870	$ 9,870	$ 9,852	$ 9,700	$ 9,629	$ 9,625	$ 9,575	$ 9,434	$ 9,380	$ 9,230	$ 9,101	$ 9,007	$ 9,303	$ 9,362	$ 9,329	$ 9,183	$ 8,998	$ 8,795	$ 8,872	$ 8,709	$ 8,452	$ 8,318	$ 8,337	$ 8,559	$ 8,587	$ 8,408	$ 8,514	$ 8,793	$ 8,895	$ 9,093	$ 9,111	$ 8,973	$ 8,968	$ 8,814	$ 8,959	$ 9,379	$ 9,550
C000014879
Account Value [Line Items]
Line Graph and Table Measure Name	Class S
Account Value	$ 11,492	11,538	11,323	11,094	10,895	10,850	10,684	10,790	10,492	10,344	10,388	9,930	9,463	9,448	9,579	9,780	9,579	9,253	9,224	9,309	9,446	9,682	9,349	9,212	8,282	8,337	8,908	8,693	8,733	9,529	9,727	10,097	10,315	11,383	11,591	11,509	11,856	11,985	12,189	12,024	12,049	12,031	11,842	11,540	11,740	11,765	11,753	11,493	10,952	10,964	11,233	11,014	10,832	10,302	9,533	9,221	11,163	11,376	11,234	10,928	10,916	10,810	10,747	10,956	10,793	10,425	10,482	10,425	10,431	10,283	9,795	9,676	9,800	9,980	9,653	10,009	9,798	9,952	10,129	10,272	10,272	10,501	10,457	10,425	10,403	10,403	10,387	10,227	10,142	10,142	10,089	9,930	9,877	9,709	9,583	9,479	9,790	9,842	9,812	9,648	9,453	9,244	9,315	9,143	8,878	8,738	8,758	8,984	9,014	8,816	8,932	9,215	9,332	9,533	9,543	9,398	9,397	9,235	9,378	9,812	10,000
C000063958
Account Value [Line Items]
Line Graph and Table Measure Name	Institutional Class
Account Value	$ 1,152,273	1,158,527	1,136,939	1,113,893	1,092,384	1,087,921	1,071,277	1,083,382	1,053,488	1,037,097	1,041,567	997,032	950,113	948,647	960,332	980,520	961,774	929,084	924,829	934,758	947,104	972,211	938,735	923,616	831,666	837,156	893,125	871,539	875,586	956,853	976,760	1,012,592	1,034,511	1,141,755	1,163,989	1,154,432	1,189,298	1,202,211	1,222,780	1,206,187	1,210,016	1,206,873	1,187,937	1,157,639	1,177,701	1,180,199	1,178,950	1,152,910	1,098,597	1,101,066	1,126,764	1,106,033	1,086,522	1,034,542	957,283	924,690	1,119,700	1,141,118	1,126,839	1,096,013	1,096,013	1,084,241	1,077,798	1,099,937	1,083,624	1,046,518	1,051,133	1,045,364	1,047,003	1,032,176	981,993	971,128	983,535	1,001,582	967,545	1,004,414	983,186	997,467	1,016,287	1,029,572	1,030,468	1,052,347	1,049,065	1,045,612	1,043,450	1,042,368	1,040,623	1,024,564	1,017,070	1,015,817	1,010,510	994,588	989,128	973,344	959,665	949,135	980,323	986,560	982,347	965,906	946,382	925,263	932,364	915,117	888,286	874,266	876,269	899,668	901,646	882,861	894,137	922,445	933,182	953,990	954,955	940,486	940,020	923,813	938,114	981,150	1,000,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 10,230	10,585	10,408	10,167	9,894	9,880	9,752	10,004	9,950	10,076	10,217	9,809	9,339	9,452	9,736	9,871	9,803	9,804	9,999	9,955	9,650	9,982	9,665	9,613	9,181	9,244	9,745	10,145	9,934	10,264	10,236	10,829	11,169	11,303	11,540	11,556	11,590	11,618	11,828	11,878	11,722	11,826	11,716	11,570	11,797	12,003	12,110	11,949	11,736	11,725	11,767	11,785	11,421	11,320	11,271	11,054	11,307	11,232	11,090	11,026	11,110	11,036	11,150	10,928	10,958	10,720	10,577	10,609	10,477	10,538	10,380	10,174	10,143	10,257	10,346	10,336	10,353	10,399	10,479	10,649	10,537	10,631	10,506	10,470	10,355	10,394	10,489	10,386	10,214	10,223	10,067	9,955	9,940	9,893	9,783	9,828	10,234	10,527	10,469	10,520	10,441	10,145	10,283	10,148	9,881	9,666	9,583	9,532	9,693	9,672	9,623	9,612	9,590	9,633	9,808	9,705	9,799	9,879	9,895	9,963	10,000
DWS Index: Bloomberg Global Aggregate Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index
Account Value	$ 1,022,991	1,058,470	1,040,758	1,016,703	989,382	987,964	975,184	1,000,432	994,954	1,007,617	1,021,715	980,946	933,855	945,152	973,594	987,098	980,309	980,386	999,932	995,539	965,023	998,208	966,479	961,281	918,075	924,433	974,503	1,014,538	993,419	1,026,352	1,023,558	1,082,888	1,116,901	1,130,336	1,153,985	1,155,598	1,158,988	1,161,796	1,182,813	1,187,752	1,172,150	1,182,583	1,171,580	1,156,964	1,179,657	1,200,318	1,210,983	1,194,932	1,173,593	1,172,472	1,176,704	1,178,501	1,142,076	1,132,019	1,127,075	1,105,373	1,130,708	1,123,154	1,108,998	1,102,568	1,110,992	1,103,643	1,114,984	1,092,763	1,095,808	1,072,039	1,057,716	1,060,857	1,047,740	1,053,806	1,038,002	1,017,432	1,014,260	1,025,718	1,034,637	1,033,553	1,035,281	1,039,905	1,047,853	1,064,910	1,053,695	1,063,129	1,050,609	1,046,981	1,035,482	1,039,415	1,048,863	1,038,574	1,021,401	1,022,298	1,006,719	995,498	993,971	989,296	978,267	982,782	1,023,445	1,052,662	1,046,898	1,052,008	1,044,137	1,014,511	1,028,306	1,014,808	988,107	966,583	958,279	953,212	969,259	967,216	962,312	961,194	959,045	963,264	980,800	970,479	979,924	987,924	989,489	996,349	1,000,000
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 13,340	13,573	13,327	13,025	12,786	12,708	12,483	12,748	12,487	12,366	12,493	11,929	11,290	11,444	11,750	11,930	11,706	11,450	11,516	11,455	11,346	11,602	11,246	11,209	10,419	10,403	11,110	11,216	10,900	11,623	11,620	12,308	12,419	13,289	13,678	13,490	13,742	13,739	14,030	13,894	13,836	13,735	13,591	13,296	13,426	13,777	13,929	13,669	13,161	13,165	13,414	13,345	12,867	12,431	11,719	11,462	13,304	13,434	13,233	12,972	13,034	12,997	13,057	12,960	12,804	12,384	12,333	12,303	12,130	12,011	11,503	11,350	11,398	11,649	11,476	11,678	11,387	11,524	11,634	11,805	11,771	12,010	12,015	11,927	11,921	11,877	11,876	11,670	11,572	11,589	11,487	11,319	11,276	11,055	10,897	10,754	11,213	11,354	11,308	11,110	10,913	10,557	10,576	10,392	10,063	9,875	9,893	10,033	10,039	9,771	9,899	9,989	9,940	10,098	10,137	9,974	9,952	9,868	9,777	10,009	10,000
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 13,340	13,573	13,327	13,025	12,786	12,708	12,483	12,748	12,487	12,366	12,493	11,929	11,290	11,444	11,750	11,930	11,706	11,450	11,516	11,455	11,346	11,602	11,246	11,209	10,419	10,403	11,110	11,216	10,900	11,623	11,620	12,308	12,419	13,289	13,678	13,490	13,742	13,739	14,030	13,894	13,836	13,735	13,591	13,296	13,426	13,777	13,929	13,669	13,161	13,165	13,414	13,345	12,867	12,431	11,719	11,462	13,304	13,434	13,233	12,972	13,034	12,997	13,057	12,960	12,804	12,384	12,333	12,303	12,130	12,011	11,503	11,350	11,398	11,649	11,476	11,678	11,387	11,524	11,634	11,805	11,771	12,010	12,015	11,927	11,921	11,877	11,876	11,670	11,572	11,589	11,487	11,319	11,276	11,055	10,897	10,754	11,213	11,354	11,308	11,110	10,913	10,557	10,576	10,392	10,063	9,875	9,893	10,033	10,039	9,771	9,899	9,989	9,940	10,098	10,137	9,974	9,952	9,868	9,777	10,009	10,000
DWS Index: JP Morgan EMBI Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JP Morgan EMBI Global Diversified Index
Account Value	$ 1,333,989	$ 1,357,315	$ 1,332,709	$ 1,302,507	$ 1,278,625	$ 1,270,802	$ 1,248,297	$ 1,274,762	$ 1,248,658	$ 1,236,567	$ 1,249,331	$ 1,192,875	$ 1,128,950	$ 1,144,443	$ 1,175,004	$ 1,192,954	$ 1,170,582	$ 1,145,022	$ 1,151,629	$ 1,145,546	$ 1,134,613	$ 1,160,230	$ 1,124,600	$ 1,120,941	$ 1,041,850	$ 1,040,262	$ 1,110,953	$ 1,121,556	$ 1,090,047	$ 1,162,265	$ 1,161,955	$ 1,230,771	$ 1,241,933	$ 1,328,932	$ 1,367,848	$ 1,348,960	$ 1,374,239	$ 1,373,913	$ 1,402,996	$ 1,389,363	$ 1,383,595	$ 1,373,519	$ 1,359,098	$ 1,329,632	$ 1,342,574	$ 1,377,735	$ 1,392,855	$ 1,366,911	$ 1,316,142	$ 1,316,535	$ 1,341,365	$ 1,334,510	$ 1,286,742	$ 1,243,050	$ 1,171,946	$ 1,146,194	$ 1,330,447	$ 1,343,431	$ 1,323,272	$ 1,297,164	$ 1,303,361	$ 1,299,713	$ 1,305,660	$ 1,295,989	$ 1,280,446	$ 1,238,355	$ 1,233,291	$ 1,230,296	$ 1,213,045	$ 1,201,068	$ 1,150,318	$ 1,135,000	$ 1,139,826	$ 1,164,939	$ 1,147,587	$ 1,167,797	$ 1,138,707	$ 1,152,429	$ 1,163,365	$ 1,180,541	$ 1,177,093	$ 1,200,991	$ 1,201,502	$ 1,192,742	$ 1,192,137	$ 1,187,725	$ 1,187,603	$ 1,166,951	$ 1,157,238	$ 1,158,885	$ 1,148,736	$ 1,131,874	$ 1,127,618	$ 1,105,459	$ 1,089,747	$ 1,075,436	$ 1,121,314	$ 1,135,408	$ 1,130,846	$ 1,110,966	$ 1,091,306	$ 1,055,701	$ 1,057,586	$ 1,039,187	$ 1,006,328	$ 987,494	$ 989,316	$ 1,003,282	$ 1,003,853	$ 977,079	$ 989,851	$ 998,920	$ 994,035	$ 1,009,767	$ 1,013,709	$ 997,423	$ 995,244	$ 986,836	$ 977,736	$ 1,000,899	$ 1,000,000